Impairment Charges / (Reversals) - Summary of Impairment Charges on Financial Assets, Excluding Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	€ 291	€ 133	€ 71
Debt securities and money market instruments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	162	50	30
Loans [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	87	76	35
Shares [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	€ 42	€ 7	€ 5